Regulatory Requirements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jul. 24, 2023
Mortgage Banking [Abstract]
Minimum net worth	$ 1.3
Minimum liquidity	$ 0.3
Minimum capital ratio	6.00%
Banking regulation, additional cash collateral requirement	$ 5.0	$ 5.0